March 4, 2011

VIA EDGAR

The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549

Subject:             Guaranteed Period Options
                           Nationwide Life Insurance Company
                           SEC File No. 333-49112
                           CIK 0000205695

Dear Ms. Marquigny:

On behalf of the registrant, please accept this filing of Post-Effective Amendment No. 13 to the Registration Statement on Form S-1 for the offering of Flexible Purchase Payment Modified Guaranteed Annuity Contracts.

The purpose of this filing is to provide changes to the Registration Statement with the intent of clarifying the disclosure.  These changes are noted in the electronic redlined copy.  The materiality of the disclosure changes is consistent with the materiality of changes that would be filed pursuant to Rule 485(b).

The following items are not included in this Post-Effective Amendment No. 13, but will be included in a subsequent Post-Effective Amendment:

•	The information required under Form S-1, Part I, Item 11;

•	Opinion Regarding Legality required under Form S-1, Part II, Item 16(a)(5);

•	Subsidiaries of the Registrant required under Form S-1, Part II, Item 16(a)(21);

•	Consent of Independent Registered Public Accounting Firm required under Form S-1, Part II, Item 16(a)(23)(i); and

•	Financial Statement Schedules required under Form S-1, Part II, Item 16(b).

We respectfully request an effective date of April 29, 2011.  Please call me at (614) 677-6123 with your questions or comments.

Sincerely,

/s/ Benjamin Mischnick

Benjamin Mischnick
Senior Counsel
Nationwide Life Insurance Company

cc:   File